S I M P S O N   T H A C H E R   &   B A R T L E T T   L L P

425 LEXINGTON AVENUE

NEW YORK, N.Y. 10017-3954

(212) 455-2000

FACSIMILE (212) 455-2502

VIA EDGAR                                                                                       April 22, 2008

Re:	SunGard Data Systems Inc. and Subsidiary Guarantors Registration Statement on Form S-1

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

On behalf of SunGard Data Systems Inc., a Delaware corporation (the “Company”) and the subsidiary guarantors (collectively with the Company, the “Registrants”), we hereby transmit for electronic filing, pursuant to Rule 101(a) of Regulation S-T of the Securities Act of 1933, as amended (the “Securities Act”), a Registration Statement on Form S-1 (the “Registration Statement”), which contains a market-maker prospectus for use by Goldman, Sachs & Co., an affiliate of the Registrants, in connection with its market-making activities for the Company’s 9 1/8% Senior Notes due 2013 and 10¼% Senior Subordinated Notes due 2015 and related guarantees of each. The disclosure contained in the Registration Statement is substantially similar to the disclosure contained in a Registration Statement on Form S-1 that was filed by the Company with the Securities and Exchange Commission (the “SEC”) on April 25, 2007 and declared effective by the SEC on May 10, 2007. The Registration Statement is being filed solely to update the information, including financial statements and other information for the year ended December 31, 2007, in the previous Registration Statement on Form S-1 referred to above and to add additional guarantors as Registrants.

Pursuant to Rule 457(q) under the Securities Act, no filing fee is required.

Should you have any questions regarding this filing, please do not hesitate to contact Richard A. Fenyes at (212) 455-2812.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

cc: Victoria E. Silbey, Esq.